Expense Example {- Fidelity® New York AMT Tax-Free Money Market Fund} - 01.31 Fidelity New York AMT Tax-Free Money Market Fund Institutional PRO-09 - Fidelity® New York AMT Tax-Free Money Market Fund - Fidelity New York AMT Tax-Free Money Market Fund-Institutional Class AMT
Apr. 01, 2022 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255